Leases - Schedule of lease liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Lease liabilities [abstract]
Current portion	¥ 361	¥ 376
Non-current portion	549	901
Total	¥ 910	¥ 1,277